Quarterly Holdings Report
for

Fidelity® Series Stock Selector Large Cap Value Fund

April 30, 2019

LDT-QTLY-0619
1.950976.106

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	481,900	$14,919,624
Verizon Communications, Inc.	4,142,203	236,892,590
		251,812,214
Entertainment - 1.4%
Cinemark Holdings, Inc.	781,019	32,841,849
The Walt Disney Co.	853,424	116,893,485
		149,735,334
Interactive Media& Services - 0.2%
Alphabet, Inc. Class A (a)	13,200	15,826,272
Media - 3.3%
Comcast Corp. Class A	5,982,200	260,405,166
Interpublic Group of Companies, Inc.	2,408,700	55,400,100
Omnicom Group, Inc.	541,600	43,344,248
		359,149,514

TOTAL COMMUNICATION SERVICES		776,523,334

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.5%
Aptiv PLC	684,500	58,661,650
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	890,900	176,015,113
Royal Caribbean Cruises Ltd.	845,700	102,278,958
		278,294,071
Household Durables - 0.7%
Lennar Corp. Class A	1,423,400	74,059,502
Leisure Products - 0.1%
Brunswick Corp.	174,949	8,959,138
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	589,700	65,621,816
Specialty Retail - 0.6%
Burlington Stores, Inc. (a)	394,300	66,601,213
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.	1,236,700	39,908,309

TOTAL CONSUMER DISCRETIONARY		592,105,699

CONSUMER STAPLES - 7.3%
Beverages - 0.6%
PepsiCo, Inc.	239,200	30,629,560
The Coca-Cola Co.	797,700	39,135,162
		69,764,722
Food & Staples Retailing - 1.5%
Kroger Co.	616,400	15,890,792
Walgreens Boots Alliance, Inc.	624,400	33,449,108
Walmart, Inc.	1,128,171	116,021,106
		165,361,006
Food Products - 1.9%
Archer Daniels Midland Co.	196,900	8,781,740
Conagra Brands, Inc.	1,586,200	48,823,236
Ingredion, Inc.	143,800	13,625,050
Lamb Weston Holdings, Inc.	197,300	13,820,865
Mondelez International, Inc.	1,438,452	73,145,284
The Kraft Heinz Co.	441,229	14,666,452
Tyson Foods, Inc. Class A	405,700	30,431,557
		203,294,184
Household Products - 2.3%
Colgate-Palmolive Co.	449,300	32,704,547
Procter & Gamble Co.	2,044,872	217,737,971
		250,442,518
Tobacco - 1.0%
Philip Morris International, Inc.	1,244,546	107,727,902

TOTAL CONSUMER STAPLES		796,590,332

ENERGY - 9.4%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	3,635,881	87,333,862
Oil, Gas & Consumable Fuels - 8.6%
BP PLC sponsored ADR	3,436,452	150,276,046
Cenovus Energy, Inc. (Canada)	9,609,683	95,257,588
Cheniere Energy, Inc. (a)	1,781,500	114,639,525
ConocoPhillips Co.	2,452,206	154,783,243
Hess Corp.	1,038,100	66,562,972
Noble Energy, Inc.	2,527,000	68,380,620
Suncor Energy, Inc.	5,346,300	176,307,781
Valero Energy Corp.	1,228,200	111,348,612
		937,556,387

TOTAL ENERGY		1,024,890,249

FINANCIALS - 22.6%
Banks - 10.7%
Bank of America Corp.	10,292,800	314,753,824
Citigroup, Inc.	4,604,900	325,566,424
First Horizon National Corp.	5,347,100	80,687,739
Huntington Bancshares, Inc.	8,770,800	122,089,536
KeyCorp	5,183,600	90,972,180
SunTrust Banks, Inc.	1,677,600	109,849,248
Wells Fargo & Co.	2,506,600	121,344,506
		1,165,263,457
Capital Markets - 3.1%
BlackRock, Inc. Class A	75,390	36,582,244
Cboe Global Markets, Inc.	331,900	33,724,359
E*TRADE Financial Corp.	1,828,300	92,621,678
Morgan Stanley	3,026,700	146,038,275
Northern Trust Corp.	234,900	23,149,395
		332,115,951
Consumer Finance - 4.0%
Ally Financial, Inc.	1,169,500	34,745,845
Capital One Financial Corp.	3,010,100	279,427,583
SLM Corp.	2,574,700	26,158,952
Synchrony Financial	2,885,100	100,026,417
		440,358,797
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	629,800	136,483,958
Insurance - 3.5%
American International Group, Inc.	1,320,200	62,801,914
Hartford Financial Services Group, Inc.	856,900	44,824,439
MetLife, Inc.	1,780,151	82,118,366
The Travelers Companies, Inc.	577,826	83,062,488
Willis Group Holdings PLC	598,800	110,382,792
		383,189,999

TOTAL FINANCIALS		2,457,412,162

HEALTH CARE - 13.7%
Health Care Equipment & Supplies - 4.2%
Abbott Laboratories	1,377,600	109,601,856
Becton, Dickinson & Co.	325,100	78,264,574
Boston Scientific Corp. (a)	1,105,200	41,025,024
Danaher Corp.	722,900	95,740,876
Medtronic PLC	1,090,164	96,817,465
Zimmer Biomet Holdings, Inc.	268,400	33,056,144
		454,505,939
Health Care Providers & Services - 2.0%
Anthem, Inc.	245,100	64,468,653
Cigna Corp.	327,776	52,063,940
CVS Health Corp.	885,436	48,150,010
HCA Holdings, Inc.	55,700	7,086,711
Humana, Inc.	96,000	24,519,360
McKesson Corp.	167,300	19,950,525
		216,239,199
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	387,400	107,484,130
Pharmaceuticals - 6.5%
Allergan PLC	383,800	56,418,600
Bristol-Myers Squibb Co.	1,201,200	55,771,716
Johnson & Johnson	1,810,706	255,671,687
Merck & Co., Inc.	1,928,399	151,784,285
Pfizer, Inc.	4,670,436	189,666,406
		709,312,694

TOTAL HEALTH CARE		1,487,541,962

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.5%
General Dynamics Corp.	93,400	16,692,448
United Technologies Corp.	1,005,553	143,401,913
		160,094,361
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	415,200	44,102,544
Airlines - 0.5%
American Airlines Group, Inc.	1,698,115	58,041,571
Construction & Engineering - 0.8%
AECOM (a)	2,472,020	83,801,478
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	1,049,998	52,436,900
Industrial Conglomerates - 1.3%
General Electric Co.	12,200,945	124,083,611
Honeywell International, Inc.	117,771	20,448,579
		144,532,190
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	33,897	43,696,423
Professional Services - 0.3%
Nielsen Holdings PLC	1,521,413	38,841,674
Road & Rail - 1.2%
Norfolk Southern Corp.	639,636	130,498,537
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	1,803,449	82,399,585

TOTAL INDUSTRIALS		838,445,263

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.2%
Cisco Systems, Inc.	2,415,249	135,133,182
Electronic Equipment & Components - 0.9%
SYNNEX Corp.	475,348	51,280,542
TE Connectivity Ltd.	464,200	44,400,730
		95,681,272
IT Services - 4.2%
Amdocs Ltd.	2,983,469	164,329,473
Cognizant Technology Solutions Corp. Class A	1,434,200	104,639,232
Conduent, Inc. (a)	2,989,900	38,360,417
IBM Corp.	738,000	103,519,260
Sabre Corp.	2,361,100	49,016,436
		459,864,818
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	1,290,900	65,887,536
NXP Semiconductors NV	850,600	89,840,372
Qualcomm, Inc.	815,993	70,281,477
		226,009,385
Software - 1.4%
Microsoft Corp.	439,600	57,411,760
SS&C Technologies Holdings, Inc.	1,338,400	90,556,144
		147,967,904
Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp.	438,600	22,421,232

TOTAL INFORMATION TECHNOLOGY		1,087,077,793

MATERIALS - 3.6%
Chemicals - 2.9%
DowDuPont, Inc.	3,231,071	124,234,680
LyondellBasell Industries NV Class A	567,700	50,088,171
Nutrien Ltd.	1,017,400	55,179,730
Olin Corp.	1,303,900	28,281,591
Westlake Chemical Corp.	748,074	52,178,162
		309,962,334
Construction Materials - 0.3%
Eagle Materials, Inc.	341,000	31,000,310
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	798,400	46,410,992

TOTAL MATERIALS		387,373,636

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.5%
American Homes 4 Rent Class A	1,306,500	31,329,870
American Tower Corp.	350,084	68,371,405
Boston Properties, Inc.	557,267	76,691,085
Corporate Office Properties Trust (SBI)	1,329,677	37,071,395
DDR Corp.	1,423,800	18,851,112
Equinix, Inc.	12,000	5,456,400
Prologis, Inc.	1,118,663	85,767,892
Spirit Realty Capital, Inc.	171,375	6,933,833
Store Capital Corp.	742,255	24,731,937
VICI Properties, Inc.	1,636,700	37,316,760
Welltower, Inc.	962,300	71,720,219
Weyerhaeuser Co.	977,600	26,199,680
		490,441,588
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC	1,415,400	27,798,456

TOTAL REAL ESTATE		518,240,044

UTILITIES - 6.0%
Electric Utilities - 5.1%
Edison International	1,013,000	64,599,010
Entergy Corp.	379,318	36,755,914
Evergy, Inc.	1,288,400	74,495,288
Exelon Corp.	1,749,900	89,157,405
FirstEnergy Corp.	1,661,200	69,820,236
NextEra Energy, Inc.	649,567	126,301,807
Vistra Energy Corp.	3,299,900	89,922,275
		551,051,935
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	94,171	3,877,020
Multi-Utilities - 0.9%
Sempra Energy	771,399	98,700,502

TOTAL UTILITIES		653,629,457

TOTAL COMMON STOCKS
(Cost $9,344,244,960)		10,619,829,931
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.42% 5/23/19 to 7/25/19
(Cost $4,359,120)	4,370,000	4,359,165
	Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 2.49% (b)
(Cost $483,302,749)	483,245,866	483,342,515
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $9,831,906,829)		11,107,531,611
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(250,964,691)
NET ASSETS - 100%		$10,856,566,920

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,810,141
Fidelity Securities Lending Cash Central Fund	2,760
Total	$2,812,901

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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